Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Warrants [Member]	Dec. 31, 2013 Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Beginning balance		$ 38	$ 4,925
Issuances of warrants	5,986			5,986
Exercise of warrants	(1,815)			(1,815)
Adjustments to estimated fair value due to expiry		(38)
Adjustments to estimated fair value	754		(1,894)	754
Warrants exchanged for common stock			(3,031)
Ending balance	$ 4,925			$ 4,925